UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)
________

1830 Main Street
Suite 204
Weston, Florida 33326
(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

CORPORATE BOND - 0.05%

Salvation Army
5.44%, 09/01/2015	$370,000	$375,776
TOTAL CORPORATE BOND (Cost $370,000)		375,776

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 66.00%

FGLMC Single Family - 14.12%
Pool A30453, 5.00%, 12/01/2034	781,558	759,986
Pool A34544, 5.00%, 04/01/2035	4,599,616	4,467,915
Pool A45069, 5.00%, 05/01/2035	867,150	842,321
Pool A45529, 5.00%, 06/01/2035	3,572,093	3,469,813
Pool B31700, 5.00%, 07/01/2035	4,193,490	4,073,417
Pool A46739, 5.00%, 08/01/2035	1,141,105	1,108,432
Pool A47419, 5.00%, 10/01/2035	1,188,211	1,154,189
Pool A47548, 5.00%, 11/01/2035	2,004,753	1,947,350
Pool A40763, 5.00%, 12/01/2035	840,470	816,405
Pool A42100, 5.00%, 01/01/2036	1,017,056	987,934
Pool C72447, 5.50%, 10/01/2032	589,920	586,862
Pool C72677, 5.50%, 11/01/2032	1,453,930	1,446,392
Pool C75088, 5.50%, 12/01/2032	593,172	590,096
Pool C79063, 5.50%, 04/01/2033	1,733,074	1,723,800
Pool A15506, 5.50%, 10/01/2033	1,393,171	1,385,715
Pool A16466, 5.50%, 11/01/2033	2,523,172	2,509,670
Pool A19043, 5.50%, 02/01/2034	1,815,967	1,805,084
Pool A23250, 5.50%, 05/01/2034	1,057,837	1,051,497
Pool A26091, 5.50%, 08/01/2034	3,026,846	3,008,706
Pool A28167, 5.50%, 10/01/2034	1,540,420	1,531,188
Pool A30452, 5.50%, 12/01/2034	1,476,730	1,467,880
Pool A33163, 5.50%, 01/01/2035	1,489,757	1,479,684
Pool A34530, 5.50%, 04/01/2035	1,372,203	1,362,924
Pool A45404, 5.50%, 06/01/2035	1,386,068	1,376,696
Pool A46469, 5.50%, 07/01/2035	1,007,776	1,000,962
Pool A37281, 5.50%, 08/01/2035	3,276,895	3,254,739
Pool A46861, 5.50%, 09/01/2035	1,138,247	1,131,425
Pool A47421, 5.50%, 10/01/2035	2,703,870	2,685,588
Pool A40186, 5.50%, 11/01/2035	2,285,718	2,270,263
Pool A40764, 5.50%, 12/01/2035	1,706,723	1,695,183
Pool A42101, 5.50%, 01/01/2036	2,815,858	2,796,818
Pool A43744, 5.50%, 03/01/2036	1,059,276	1,051,171
Pool A44641, 5.50%, 04/01/2036	1,401,046	1,390,326
Pool A57436, 5.50%, 01/01/2037	2,414,681	2,396,182
Pool C61762, 6.00%, 12/01/2031	443,199	449,597
Pool C70994, 6.00%, 09/01/2032	825,949	837,123

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

Pool C74651, 6.00%, 11/01/2032	$736,443	$746,407
Pool C75089, 6.00%, 12/01/2032	319,964	324,293
Pool C76059, 6.00%, 01/01/2033	609,858	618,109
Pool C77393, 6.00%, 02/01/2033	250,375	253,508
Pool A15513, 6.00%, 10/01/2033	288,528	292,139
Pool A26090, 6.00%, 08/01/2034	689,307	697,079
Pool A40185, 6.00%, 11/01/2035	457,607	462,164
Pool A40766, 6.00%, 12/01/2035	849,669	858,131
Pool A42102, 6.00%, 01/01/2036	632,703	639,005
Pool A42806, 6.00%, 02/01/2036	2,713,381	2,740,405
Pool A43728, 6.00%, 03/01/2036	4,117,248	4,157,332
Pool A44642, 6.00%, 04/01/2036	2,529,363	2,554,555
Pool A49014, 6.00%, 05/01/2036	3,448,346	3,480,518
Pool A49847, 6.00%, 06/01/2036	3,233,401	3,263,568
Pool A50702, 6.00%, 07/01/2036	1,094,822	1,105,037
Pool A52235, 6.00%, 09/01/2036	2,281,079	2,302,361
Pool A53439, 6.00%, 10/01/2036	1,173,473	1,184,422
Pool A54312, 6.00%, 11/01/2036	1,495,544	1,510,439
Pool A55852, 6.00%, 12/01/2036	1,514,565	1,528,695
Pool A56709, 6.00%, 01/01/2037	1,131,944	1,142,504
Pool A57261, 6.00%, 02/01/2037	1,108,371	1,118,726
Pool C38992, 6.50%, 12/01/2029	377,085	388,030
Pool C50755, 6.50%, 03/01/2031	108,505	111,454
Pool C54246, 6.50%, 07/01/2031	71,097	73,030
Pool C58863, 6.50%, 09/01/2031	84,446	86,794
Pool C59148, 6.50%, 10/01/2031	91,573	94,062
Pool C61764, 6.50%, 12/01/2031	348,689	358,166
Pool C63392, 6.50%, 01/01/2032	71,483	73,374
Pool C64625, 6.50%, 02/01/2032	191,151	196,206
Pool C65420, 6.50%, 03/01/2032	247,035	253,568
Pool C66830, 6.50%, 05/01/2032	761,874	782,023
Pool C68518, 6.50%, 06/01/2032	216,836	222,571
Pool C72446, 6.50%, 08/01/2032	367,711	377,436
Pool A49963, 6.50%, 06/01/2036	925,102	942,859
Pool A50703, 6.50%, 07/01/2036	2,057,352	2,096,845
Pool A52237, 6.50%, 08/01/2036	2,529,587	2,578,143
Pool A52899, 6.50%, 09/01/2036	1,002,266	1,021,505
Pool A53441, 6.50%, 10/01/2036	1,150,795	1,172,885
Pool C41299, 7.50%, 08/01/2030	97,057	101,221
		103,822,902
FHA Project Loan - 0.58%
FHA Project Loan
034-35271, 6.95%, 11/01/2025 (a)	413,269	431,742
034-35272, 6.95%, 11/01/2025 (a)	409,595	427,904
WM 2002-1, 7.43%, 08/01/2019 (a)	1,661,799	1,670,773

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

Reilly
130, 7.43%, 08/25/2021 (a)	$1,702,475	$1,711,669
		4,242,088
FNMA Multi Family - 16.38%
Pool 386380, 4.21%, 07/01/2013	474,574	456,463
Pool 386418, 4.35%, 08/01/2013	1,114,389	1,079,053
Pool 386925, 4.36%, 04/01/2014	1,620,211	1,564,625
Pool 387459, 4.48%, 06/01/2011	903,764	887,334
Pool 386084, 4.56%, 01/01/2012	122,068	119,984
Pool 386219, 4.60%, 06/01/2013	1,658,053	1,626,386
Pool 386947, 4.62%, 11/01/2014	1,937,031	1,895,452
Pool 386602, 4.66%, 10/01/2013	2,867,100	2,818,820
Pool 386432, 4.75%, 08/01/2013	1,117,089	1,099,086
Pool 387425, 4.76%, 06/01/2015	5,864,366	5,778,042
Pool 386862, 4.78%, 05/01/2014	1,922,202	1,893,077
Pool 387286, 4.78%, 03/01/2015	4,491,098	4,432,096
Pool 387240, 4.79%, 03/01/2013	681,736	675,451
Pool 387159, 4.83%, 12/01/2014	1,151,113	1,139,739
Pool 387284, 4.84%, 03/01/2015	973,514	959,670
Pool 387277, 4.89%, 02/01/2015	1,408,869	1,393,280
Pool 386968, 4.92%, 05/01/2014	3,577,680	3,562,204
Pool 387202, 4.98%, 12/01/2014	4,916,473	4,910,686
Pool 387560, 4.98%, 09/01/2015	3,396,336	3,374,702
Pool 387109, 5.02%, 09/01/2014	1,093,260	1,094,446
Pool 387517, 5.02%, 08/01/2020	1,962,043	1,940,629
Pool 386980, 5.04%, 06/01/2014	1,255,030	1,257,745
Pool 873236, 5.09%, 02/01/2016	987,466	984,685
Pool 386106, 5.10%, 10/01/2018	258,155	249,209
Pool 387433, 5.11%, 06/01/2023	979,153	957,245
Pool 387289, 5.12%, 07/01/2029	2,707,165	2,646,534
Pool 873384, 5.17%, 02/01/2021	990,195	991,943
Pool 387438, 5.18%, 06/01/2020	244,760	241,996
Pool 386104, 5.19%, 04/01/2021	378,716	372,341
Pool 387215, 5.19%, 01/01/2023	1,112,830	1,083,420
Pool 387446, 5.22%, 06/01/2020	3,912,740	3,906,556
Pool 874244, 5.23%, 12/01/2020	1,098,257	1,104,727
Pool 385993, 5.23%, 04/01/2021	953,435	969,170
Pool 386892, 5.23%, 04/01/2022	558,696	552,450
Pool 387452, 5.25%, 06/01/2035	783,746	772,361
Pool 874253, 5.29%, 08/01/2017	1,666,515	1,675,333
Pool 873414, 5.29%, 02/01/2024	1,777,710	1,798,898
Pool 387349, 5.31%, 04/01/2020	2,246,989	2,255,543
Pool 387312, 5.33%, 04/01/2035	2,932,356	2,900,475
Pool 874082, 5.35%, 06/01/2018 (a)	1,996,195	2,019,949
Pool 873470, 5.42%, 03/01/2016	2,059,271	2,097,661

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

Pool 387399, 5.46%, 08/01/2020	$295,945	$302,108
Pool 387158, 5.48%, 11/01/2022	975,699	995,548
Pool 873550, 5.55%, 04/01/2024	1,732,496	1,795,175
Pool 874136, 5.57%, 12/01/2016	249,592	259,299
Pool 386969, 5.70%, 05/01/2009 (a)	379,748	379,786
Pool 387708, 5.70%, 11/01/2015	756,083	783,335
Pool 874262, 5.75%, 01/01/2017	795,288	806,197
Pool 873766, 5.79%, 07/01/2024	1,093,577	1,157,666
Pool 386991, 5.86%, 06/01/2022	243,295	252,885
Pool 386464, 5.88%, 08/01/2021	2,788,441	2,879,598
Pool 873731, 5.88%, 07/01/2023	2,431,404	2,594,543
Pool 873830, 5.94%, 07/01/2024	6,954,457	7,455,602
Pool 387005, 5.95%, 06/01/2022	736,193	767,124
Pool 873642, 5.99%, 05/01/2024	679,716	731,758
Pool 873705, 6.03%, 06/01/2016	1,491,288	1,551,481
Pool 873706, 6.04%, 06/01/2016	6,164,080	6,410,956
Pool 873679, 6.10%, 06/01/2024	1,329,045	1,446,028
Pool 387046, 6.11%, 10/01/2022	640,955	675,712
Pool 385327, 6.16%, 08/01/2017	474,964	498,251
Pool 384215, 6.20%, 09/01/2016	1,124,918	1,132,642
Pool 385229, 6.33%, 09/01/2017	2,245,512	2,439,009
Pool 383486, 6.33%, 04/01/2019	608,538	640,091
Pool 384990, 6.57%, 04/01/2020	190,012	200,931
Pool 384201, 6.58%, 11/01/2026	781,860	861,721
Pool 380240, 6.59%, 05/01/2016	1,014,780	1,036,830
Pool 384719, 6.59%, 02/01/2017	1,427,668	1,541,697
Pool 383604, 6.65%, 05/01/2016	653,608	696,143
Pool 383145, 6.85%, 02/01/2019	2,004,892	2,162,336
Pool 385052, 6.89%, 05/01/2020	3,024,748	3,302,702
Pool 386046, 7.22%, 04/01/2021	2,796,416	3,139,884
		120,436,504
FNMA Single Family - 14.89%
Pool TBA, 5.00%, 03/01/2037	1,100,000	1,067,687
Pool TBA, 5.50%, 03/01/2037	2,100,000	2,082,938
Pool TBA, 6.00%, 03/01/2037	3,530,000	3,559,786
Pool 670266, 5.00%, 01/01/2018	404,909	400,610
Pool 702422, 5.00%, 06/01/2033	418,536	407,366
Pool 786518, 5.00%, 05/01/2034	997,474	970,192
Pool 776854, 5.00%, 11/01/2034	914,798	889,778
Pool 783885, 5.00%, 12/01/2034	1,142,271	1,111,029
Pool 809308, 5.00%, 01/01/2035	1,184,259	1,151,869
Pool 808194, 5.00%, 03/01/2035	1,328,574	1,290,962
Pool 832752, 5.00%, 08/01/2035	1,246,033	1,210,757
Pool 820333, 5.00%, 09/01/2035	1,627,900	1,581,813
Pool 829353, 5.00%, 10/01/2035	1,354,802	1,316,447

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

Pool 868751, 5.00%, 04/01/2036	$1,678,022	$1,628,989
Pool 677877, 5.50%, 11/01/2032	354,016	352,091
Pool 674879, 5.50%, 01/01/2033	209,881	208,739
Pool 696281, 5.50%, 02/01/2033	165,028	164,130
Pool 720036, 5.50%, 07/01/2033	600,107	596,663
Pool 776709, 5.50%, 05/01/2034	1,463,294	1,454,037
Pool 783867, 5.50%, 09/01/2034	1,276,413	1,268,338
Pool 783927, 5.50%, 10/01/2034	4,395,229	4,367,422
Pool 783869, 5.50%, 11/01/2034	2,581,294	2,564,963
Pool 783891, 5.50%, 12/01/2034	3,479,652	3,457,638
Pool 809307, 5.50%, 01/01/2035	8,657,322	8,602,551
Pool 814622, 5.50%, 02/01/2035	5,330,100	5,293,846
Pool 815003, 5.50%, 03/01/2035	1,552,448	1,541,473
Pool 833181, 5.50%, 09/01/2035	884,914	878,658
Pool 865616, 5.50%, 02/01/2036	1,617,528	1,604,686
Pool 906001, 5.50%, 12/01/2036	4,306,792	4,272,598
Pool 906297, 5.50%, 01/01/2037	3,947,731	3,916,388
Pool 614022, 6.00%, 11/01/2031	240,834	244,167
Pool 624093, 6.00%, 02/01/2032	253,302	256,807
Pool 624108, 6.00%, 03/01/2032	301,159	305,053
Pool 783736, 6.00%, 07/01/2034	2,378,128	2,403,714
Pool 794353, 6.00%, 08/01/2034	923,861	933,800
Pool 796897, 6.00%, 09/01/2034	3,399,147	3,435,717
Pool 783925, 6.00%, 10/01/2034	596,256	602,671
Pool 783870, 6.00%, 11/01/2034	963,315	973,679
Pool 809310, 6.00%, 01/01/2035	851,683	860,846
Pool 852752, 6.00%, 01/01/2036	202,112	203,872
Pool 865614, 6.00%, 02/01/2036	3,501,370	3,533,187
Pool 868753, 6.00%, 03/01/2036	2,961,778	2,987,566
Pool 886135, 6.00%, 07/01/2036	4,735,543	4,776,775
Pool 900105, 6.00%, 08/01/2036	4,906,441	4,949,161
Pool 901392, 6.00%, 09/01/2036	1,211,567	1,222,116
Pool 903485, 6.00%, 10/01/2036	1,102,548	1,112,148
Pool 906002, 6.00%, 12/01/2036	3,749,622	3,782,270
Pool 910417, 6.00%, 12/01/2036	1,428,681	1,441,121
Pool 910114, 6.00%, 01/01/2037	2,397,426	2,418,301
Pool 601826, 6.50%, 09/01/2031	90,632	93,125
Pool 641885, 6.50%, 03/01/2032	380,233	390,414
Pool 886808, 6.50%, 07/01/2036	2,029,350	2,068,941
Pool 900242, 6.50%, 08/01/2036	2,575,939	2,626,193
Pool 901391, 6.50%, 09/01/2036	3,725,919	3,798,608
Tuscan View, 5.52%, 05/01/2025 (a)	4,750,000	4,833,125
		109,467,821
GNMA Multi Family - 18.78%
Pool 2006-39 A, 3.77%, 06/16/2025	5,355,714	5,187,155

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

Pool 2004-103 A, 3.88%, 12/16/2019	$333,273	$326,650
Pool 2006-68 A, 3.89%, 07/16/2026	4,827,418	4,684,426
Pool 2006-8 A, 3.94%, 08/16/2025	4,147,800	4,053,683
Pool 2005-79 A, 4.00%, 10/16/2033	3,542,847	3,459,557
Pool 2006-66 A, 4.09%, 08/16/2030	4,975,854	4,849,314
Pool 2006-9 A, 4.20%, 08/16/2026	3,707,421	3,625,285
Pool 2006-3 A, 4.21%, 01/16/2028	6,080,715	5,951,421
Pool 2006-51 A, 4.25%, 10/16/2030	10,288,684	10,048,436
Pool 2006-63 A, 4.26%, 02/16/2032	23,148,188	22,585,600
Pool 2005-59 A, 4.39%, 05/16/2023	3,282,992	3,234,440
Pool 2005-87 A, 4.45%, 03/16/2025	4,517,749	4,444,977
Pool 2005-10 C, 4.67%, 08/16/2029	1,000,000	972,150
Pool 2005-34 B, 4.74%, 04/16/2029 (b)	4,800,000	4,729,363
Pool 2005-59 B, 4.82%, 10/16/2029 (b)	17,700,000	17,444,076
Pool 2005-79 C, 4.95%, 12/16/2045 (b)	1,000,000	982,279
Pool 2006-32 A, 5.08%, 01/16/2030	3,590,572	3,577,438
Pool 2005-87 B, 5.12%, 01/16/2028 (b)	2,007,300	2,000,955
Pool 2006-39 B, 5.22%, 08/16/2028 (b)	2,000,000	2,000,371
Pool 652131, 5.30%, 06/15/2023 (a)	2,175,788	2,217,346
Pool 642165, 5.47%, 10/15/2035	1,797,287	1,825,629
Pool 634979, 5.50%, 01/15/2036	458,208	466,461
Pool 643790, 5.55%, 06/15/2027	340,102	345,180
Pool 593488, 5.55%, 12/15/2028	1,529,200	1,536,542
Pool 593486, 5.55%, 12/15/2045	3,557,000	3,574,079
Pool 629318, 5.55%, 03/15/2046	596,416	613,700
Pool 645747, 6.00%, 09/15/2032	655,667	686,334
Pool 637911, 6.00%, 07/15/2035	453,465	474,704
Pool 639306, 6.00%, 01/15/2036	1,192,526	1,252,777
Pool 649793, 6.05%, 08/15/2036	4,774,368	5,020,990
Pool 636413, 6.25%, 04/15/2036	1,271,115	1,352,736
Pool 652073, 6.25%, 06/15/2036	362,305	391,655
Pool 645787, 6.25%, 08/15/2036	265,701	283,181
Pool 608330, 6.25%, 04/15/2048	2,990,200	3,158,292
Pool 572704, 6.35%, 01/15/2032	804,513	823,362
Pool 608326, 6.50%, 10/15/2033	1,150,216	1,245,839
Pool 654736, 6.50%, 11/15/2036	1,642,423	1,782,087
Pool 536576, 6.75%, 09/15/2036	1,577,555	1,623,723
Pool 645784, 6.75%, 02/15/2048	1,950,000	2,119,916
Pool 583872, 7.00%, 05/15/2032	816,459	867,820
Pool 586120, 7.00%, 09/15/2032	766,741	823,622
Pool 583902, 7.25%, 07/15/2030	447,177	480,220
Pool 591450, 7.50%, 07/15/2032	913,426	975,515
		138,099,286
GNMA Single Family - 0.01%
Pool 582048, 6.50%, 01/15/2032	44,576	45,872

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

Pool 530199, 7.00%, 03/20/2031	$65,380	$67,875
		113,747
HUD - 0.02%
Housing and Urban Development
97-A, 7.13%, 08/01/2017	140,000	140,923

SBA - 1.22%
Small Business Association
Pool 507253, 5.50%, 05/25/2030 (b)	2,718,896	2,705,648
Pool 507932, 5.58%, 04/25/2026 (b)	768,724	766,223
Pool 507766, 5.58%, 07/25/2031 (b)	1,286,588	1,283,990
Pool 507841, 5.58%, 08/25/2031 (b)	851,813	850,111
Pool 507417, 5.60%, 09/25/2030 (b)	2,412,406	2,409,091
Pool 507529, 5.60%, 11/25/2030 (b)	933,041	931,800
		8,946,863
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $487,147,825)		485,270,134

MUNICIPAL BONDS - 33.08%

Alabama - 0.26%
Alabama Incentive
7.75%, 10/01/2019	1,800,000	1,943,334

Arizona - 0.10%
Phoenix Industrial Development Authority
5.04%, 10/20/2016	750,000	731,055

Arkansas - 0.20%
Arkansas Development Finance Authority
3.45%, 10/01/2007	660,000	653,004
6.50%, 07/01/2021	815,000	839,743
		1,492,747
California - 1.18%
Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,642,991
Los Angeles Community Redevelopment Agency
5.32%, 12/01/2038 (b)	250,000	250,000
5.83%, 12/01/2017	700,000	724,584
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	506,775
Redding Redevelopment Agency
6.00%, 09/01/2010	450,000	457,641
Sacramento County Housing Authority
7.65%, 09/01/2015	830,000	877,169

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

San Diego Redevelopment Agency
3.50%, 09/01/2007	$185,000	$183,324
4.00%, 09/01/2008	195,000	192,015
4.30%, 09/01/2009	200,000	195,938
San Francisco City & County Redevelopment Financing Authority
5.62%, 08/01/2016	1,000,000	1,018,250
San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	379,836
4.38%, 08/01/2013	405,000	387,828
4.50%, 08/01/2014 to 08/01/2015	870,000	831,163
Vacaville Redevelopment Agency
7.00%, 09/01/2010	1,015,000	1,057,041
		8,704,555
Colorado - 0.36%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	1,423,875	1,391,539
5.36%, 11/01/2036 (b)	1,000,000	1,000,000
7.13%, 10/01/2012	255,000	260,296
		2,651,835
Connecticut - 0.53%
Connecticut Housing Finance Authority
3.44%, 11/15/2008	110,000	107,448
3.49%, 11/15/2007	345,000	340,826
3.77%, 11/15/2009	100,000	97,297
3.96%, 11/15/2010	100,000	96,329
4.16%, 11/15/2011	50,000	48,584
4.34%, 11/15/2012	560,000	544,006
4.46%, 11/15/2009	475,000	468,811
4.54%, 11/15/2010	475,000	467,523
4.61%, 11/15/2011	510,000	500,897
4.71%, 11/15/2013	540,000	531,446
5.83%, 11/15/2016	645,000	673,993
		3,877,160
Delaware - 0.06%
Delaware State Housing Authority
4.00%, 07/01/2020	435,000	427,635

Florida - 3.61%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	4,690,000	4,721,423
Charlotte County Florida Housing Finance
5.01%, 07/01/2037 (b)	7,000,000	7,081,690
Florida Housing Finance Corp.
5.29%, 01/01/2045 (b)	5,200,000	5,200,000

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

6.85%, 04/01/2021	$355,000	$373,542
7.00%, 09/01/2009	675,000	686,576
7.30%, 10/01/2010	535,000	557,556
7.88%, 07/01/2015	480,000	505,205
Miami Beach
4.36%, 12/01/2007	1,710,000	1,697,773
4.67%, 12/01/2011	3,000,000	2,947,320
Miami-Dade County Housing Finance Authority
3.80%, 09/01/2012	5,000	4,876
4.00%, 06/01/2016	1,385,000	1,316,733
4.63%, 11/01/2014	275,000	271,351
6.60%, 08/01/2016	400,000	414,140
7.15%, 01/01/2019	265,000	283,174
Palm Beach County Housing Finance Authority Housing Revenue
4.50%, 12/01/2015	460,000	455,326
		26,516,685
Georgia - 0.25%
Fulton County Housing Authority
6.30%, 10/15/2014	515,000	527,448
Georgia State Housing & Finance Authority
4.55%, 06/01/2020	780,000	780,312
4.88%, 12/01/2024	500,000	511,865
		1,819,625
Illinois - 1.35%
Illinois Housing Development Authority
3.68%, 05/01/2027 (b)	500,000	500,000
4.55%, 12/01/2009	1,770,000	1,765,947
4.98%, 02/01/2009	150,000	149,589
5.08%, 01/01/2013	460,000	457,677
5.11%, 07/01/2013	465,000	462,489
5.16%, 01/01/2015 to 07/01/2015	1,050,000	1,044,443
5.31%, 08/01/2036	1,995,000	1,988,975
5.50%, 12/01/2014	2,000,000	2,019,980
6.21%, 06/01/2026	1,320,000	1,372,021
7.82%, 06/01/2022	160,000	160,667
		9,921,788
Indiana - 1.11%
City of Elkhart
6.60%, 05/20/2014	465,000	489,050
Indiana Housing & Community Development Authority
5.69%, 07/01/2037	2,000,000	2,020,580
5.90%, 01/01/2037	3,490,000	3,541,303

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

Indiana Housing Finance Authority
7.34%, 07/01/2030	$2,005,000	$2,100,538
		8,151,471
Iowa - 0.10%
Iowa Finance Authority
6.55%, 12/01/2015	725,000	755,689

Kentucky - 1.55%
Kentucky Housing Corp.
5.17%, 01/01/2013 to 07/01/2013	1,340,000	1,344,049
5.18%, 01/01/2014	160,000	160,261
5.33%, 07/01/2014	4,275,000	4,301,248
5.75%, 07/01/2037	5,000,000	5,065,100
5.81%, 07/01/2014	500,000	514,350
		11,385,008
Louisiana - 0.13%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	500,000	501,395
5.60%, 12/01/2029	500,000	497,270
		998,665
Maryland - 2.90%
Maryland Community Development Administration Department
6.07%, 09/01/2037	13,000,000	13,035,490
Maryland Community Development Administration Department of Housing &
Community Development
5.20%, 05/15/2036 (b)	7,300,000	7,300,000
Montgomery County Housing
5.23%, 01/01/2009	1,000,000	1,002,950
		21,338,440
Massachusetts - 1.28%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	25,503
Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,600,000	2,593,344
5.27%, 12/01/2013	1,100,000	1,106,380
5.42%, 06/01/2009	250,000	250,758
5.54%, 12/01/2025	3,545,000	3,503,984
5.55%, 06/01/2025	940,000	932,715
5.84%, 12/01/2036	1,000,000	1,001,060
		9,413,744
Michigan - 0.14%
Michigan State Housing Authority
5.36%, 12/01/2036 (b)	1,000,000	1,000,000

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

Minnesota - 0.42%
Minnesota State Housing Finance Agency
4.93%, 07/01/2012	$500,000	$495,585
5.76%, 01/01/2037	500,000	506,845
5.85%, 07/01/2036	995,000	1,029,328
6.30%, 07/01/2023	1,000,000	1,032,650
		3,064,408
Mississippi - 0.20%
Mississippi Development Bank Special Obligation
5.00%, 06/01/2014	395,000	390,252
5.33%, 03/01/2031 (b)	1,100,000	1,100,000
		1,490,252
Missouri - 0.69%
Missouri Housing Development Commission
4.00%, 09/01/2023	335,000	329,158
4.15%, 09/25/2025	295,782	291,638
5.72%, 09/01/2025	2,300,000	2,323,069
5.74%, 03/01/2037	500,000	504,150
5.82%, 03/01/2037	750,000	759,855
6.00%, 03/01/2025	880,000	886,996
		5,094,866
Nevada - 0.25%
Nevada Housing Division
5.11%, 04/01/2017	40,000	39,289
5.32%, 04/01/2031 (b)	585,000	585,000
6.24%, 04/01/2013	1,195,000	1,226,763
		1,851,052
New Jersey - 0.66%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,317
7.18%, 08/01/2013	125,000	125,348
New Jersey State Housing & Mortgage Finance Agency
3.60%, 10/01/2023 (b)	700,000	700,000
3.60%, 11/01/2039 (b)	800,000	800,000
5.27%, 11/01/2047 (b)	1,100,000	1,100,000
5.30%, 05/01/2028 (b)	2,000,000	2,000,000
		4,840,665
New Mexico - 0.34%
New Mexico Mortgage Finance Authority
4.16%, 03/01/2009	90,000	88,535
5.68%, 09/01/2013	510,000	525,652
6.15%, 01/01/2038	1,000,000	1,011,910
7.58%, 09/01/2027	845,000	871,727
		2,497,824

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

New York - 0.70%
Bethlehem Industrial Development Agency
5.40%, 06/01/2008 (b)	$165,000	$165,000
New York City Housing Development Corp.
4.25%, 11/01/2009	1,050,000	1,029,567
4.43%, 11/01/2010	1,120,000	1,096,648
4.66%, 11/01/2010	2,205,000	2,187,867
New York State Housing Finance Agency
8.11%, 11/15/2038	170,000	174,109
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	488,160
		5,141,351
Ohio - 0.49%
County of Cuyahoga
4.25%, 06/01/2011	870,000	845,614
5.10%, 06/01/2018	730,000	714,071
Ohio Housing Finance Agency
5.57%, 09/01/2016	1,000,000	1,020,220
5.84%, 09/01/2016	1,000,000	1,011,360
		3,591,265
Oklahoma - 0.28%
Oklahoma Housing Finance Agency
5.65%, 09/01/2026	2,000,000	2,040,400

Oregon - 0.22%
City of Portland
4.10%, 06/01/2008	360,000	356,047
4.30%, 06/01/2011 to 06/01/2012	705,000	681,749
4.35%, 06/01/2013	320,000	306,301
4.45%, 06/01/2014	300,000	286,548
		1,630,645
Pennsylvania - 2.85%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,571,147
Commonwealth Financing Authority
4.95%, 06/01/2008	3,000,000	2,998,710
4.97%, 06/01/2016	500,000	497,540
5.00%, 06/01/2009	4,170,000	4,171,418
5.08%, 06/01/2010	1,730,000	1,733,443
5.13%, 06/01/2012	985,000	987,610
5.24%, 06/01/2014	500,000	502,650
5.63%, 06/01/2023	1,000,000	1,022,950
Pennsylvania Housing Finance Agency
5.76%, 10/01/2037	4,500,000	4,533,300

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

5.84%, 04/01/2037	$1,000,000	$1,020,620
Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,951,320
		20,990,708
Rhode Island - 0.08%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	571,539

South Dakota - 0.21%
South Dakota Housing Development Authority
3.65%, 05/01/2032 (b)	1,550,000	1,550,000

Texas - 1.41%
Texas Department of Housing & Community Affairs
5.38%, 09/01/2019 (b)	1,100,000	1,100,000
7.01%, 09/01/2026	6,615,000	6,955,011
Texas Public Finance Authority
3.13%, 06/15/2007	1,475,000	1,465,870
5.37%, 12/15/2009 (b)	825,000	825,000
		10,345,881
Utah - 4.25%
Utah Housing Corp.
3.36%, 07/01/2014	580,000	563,505
3.39%, 07/01/2014	205,000	203,610
3.48%, 07/01/2014	360,000	350,503
3.52%, 07/01/2014	565,000	559,028
4.04%, 07/01/2015	1,025,000	1,014,545
4.55%, 07/01/2015	745,000	739,182
4.78%, 07/01/2015	1,550,000	1,541,878
4.87%, 07/20/2014	155,000	154,422
4.96%, 07/01/2016	1,295,000	1,283,630
5.26%, 07/20/2018	660,000	668,692
5.50%, 07/01/2016	3,000,000	3,046,530
5.92%, 07/01/2034	2,500,000	2,509,050
6.10%, 07/20/2028	4,250,000	4,427,182
6.12%, 01/01/2035	3,000,000	3,042,900
6.21%, 07/20/2018 to 01/01/2035	7,980,000	8,196,935
6.25%, 07/20/2018	700,000	723,520
West Jordan Redevelopment Agency
4.92%, 06/01/2009	865,000	862,941
5.00%, 06/01/2010	835,000	833,455
5.38%, 06/01/2018	530,000	524,451
		31,245,959

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value

Virginia - 4.68%
Virginia Housing Development Authority
4.40%, 09/01/2012	$1,320,000	$1,275,014
4.82%, 03/01/2016	1,070,000	1,036,616
4.84%, 12/01/2013	1,045,000	1,027,841
4.89%, 12/01/2014	2,485,000	2,442,432
5.00%, 12/25/2032	1,901,089	1,844,651
5.07%, 03/01/2023	3,880,000	3,637,849
5.35%, 12/01/2019	2,145,000	2,135,026
5.50%, 12/01/2020 to 03/25/2036	15,651,374	15,528,499
6.00%, 05/01/2013	1,000,000	1,022,500
6.02%, 01/01/2028	500,000	508,720
6.50%, 06/25/2032	1,266,569	1,290,911
6.75%, 03/01/2010	500,000	520,635
7.13%, 11/01/2014	2,060,000	2,134,016
		34,404,710
Washington - 0.24%
State of Washington
4.40%, 07/01/2009	1,000,000	988,440
Washington State Housing Finance Commission
6.03%, 01/01/2020	760,000	781,683
		1,770,123
TOTAL MUNICIPAL BONDS (Cost $242,960,758)		243,251,084

MISCELLANEOUS INVESTMENTS - 1.25%

Community Reinvestment Revenue Note-A1, 5.68%, 06/01/2031 (c)	754,482	755,501
Community Reinvestment Revenue Note-A3, 5.90%, 06/01/2031 (c)	385,000	394,356
CRF Affordable Housing, 5.50%, 04/25/2035 (b)(c)	8,069,317	8,015,764
TOTAL MISCELLANEOUS INVESTMENTS (Cost $9,346,477)		9,165,621

SHORT TERM INVESTMENTS - 2.16%

Certificate of Deposit - 0.39%
Delta Southern Credit Union
5.00%, 10/31/2007	100,000	100,000
Hope Community Credit Union
5.50%, 09/13/2007	100,000	100,000
Latino Community Credit
4.00%, 05/10/2007	100,000	100,000

The Community Reinvestment Act Qualified Investment Fund
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Neighborhood National Bank
4.60%, 05/17/2007	$2,000,000	$2,000,000
Self Help Credit Union
5.27%, 07/04/2007	100,000	100,000
Shore Bank
4.50%, 04/26/2007	500,000	500,000
		2,900,000

	Shares
Investment Company - 1.77%
Evergreen Institutional Money Market Fund, 5.21% (d)	12,986,337	12,986,337

TOTAL SHORT TERM INVESTMENTS (Cost $15,886,337)		15,886,337

Total Investments (Cost $755,711,397) - 102.54%		753,948,952
Liabilities in Excess of Other Assets, Net - (2.54)%		(18,704,287)
NET ASSETS - 100.00%		$735,244,665

Footnotes

The following information for the Fund is presented on an income tax basis as of February 28, 2007:

Cost of Investments	$755,711,397
Gross Unrealized Appreciation	4,448,630
Gross Unrealized Depreciation	(6,211,075)
Net Unrealized Depreciation	$(1,762,445)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

(a)
Securities for which market quotation are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at February 28, 2007 is $13,692,294, which represents 1.86% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of February 28, 2007.
(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2007, these securities amounted to $9,165,621, which represents 1.25% of total net assets.

(d)	The rate shown represents the security's effective yield as of February 28, 2007.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.  Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act")) were effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)*	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: April 19, 2007

By (Signature and Title)*	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer

Date: April 19, 2007
* Print the name and title of each signing officer under his or her signature.